Transactions with Affiliates - Equipment Purchases and Sales Table (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Partners’ capital adjustment	[1]	$ 4,632	$ 10,706	$ 5,855
Affiliates [Member] | Purchases [Member]
Related Party Transaction [Line Items]
Cash consideration - purchases		10,903	22,943	11,211
Net carrying value		6,318	12,210	5,309
Partners’ capital adjustment		4,585	10,733	5,902
Affiliates [Member] | Sales [Member]
Related Party Transaction [Line Items]
Cash consideration - sales		925	402	85
Net carrying value		972	375	38
Partners’ capital adjustment		$ 47	$ (27)	$ (47)

[1]	Financial information for the year ended December 31, 2015, has been recast to include the financial position and results attributable to the Springfield system, and the financial information for the years ended December 31, 2014 and 2013, has been recast to include the financial position and results attributable to the Springfield and DBJV systems. See Note 1 and Note 2.